Trade accounts receivable - Aging of trade accounts receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of aging of trade accounts receivable
Trade accounts receivable	$ 177,231	$ 173,204
Cost/gross carrying amount
Disclosure of aging of trade accounts receivable
Trade accounts receivable	179,568	175,894
Cost/gross carrying amount | Current
Disclosure of aging of trade accounts receivable
Trade accounts receivable	150,134	146,064
Cost/gross carrying amount | Up to 3 months past due
Disclosure of aging of trade accounts receivable
Trade accounts receivable	26,810	28,366
Cost/gross carrying amount | From 3 to 6 months past due
Disclosure of aging of trade accounts receivable
Trade accounts receivable	135	455
Cost/gross carrying amount | Over 6 months past due
Disclosure of aging of trade accounts receivable
Trade accounts receivable	2,489	1,009
Impairment
Disclosure of aging of trade accounts receivable
Trade accounts receivable	$ (2,337)	$ (2,690)